Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated statements of comprehensive income
Net income	€ 206,005	€ 279,718	€ 417,811	€ 584,052
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	524	(41,822)	(11,936)	(49,254)
FVOCI equity investments	9	19,437	8,676	25,293
Actuarial gain (loss) on defined benefit pension plans	97,113	(4,528)	240,299	49,774
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(29,279)	(5,004)	(72,319)	(21,960)
Total	68,367	(31,917)	164,720	3,853
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	1,038,976	(141,609)	1,324,313	404,187
FVOCI debt securities	(14,391)	2,857	(33,380)	(7,068)
Gain (loss) related to cash flow hedges	(2,036)	587	(436)	(1,179)
Cost of hedging	681	(219)	1,448	(135)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	3,002	(586)	5,690	1,532
Total	1,026,232	(138,970)	1,297,635	397,337
Other comprehensive income (loss), net of tax	1,094,599	(170,887)	1,462,355	401,190
Total comprehensive income	1,300,604	108,831	1,880,166	985,242
Comprehensive income attributable to noncontrolling interests	141,748	47,030	221,215	151,011
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ 1,158,856	€ 61,801	€ 1,658,951	€ 834,231